Financial Instruments (Details) - CAD ($)	Dec. 31, 2017	Dec. 22, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [line items]
Financial liabilities, at fair value		$ 12,695,000
Accounts payables [Member]
Disclosure Of Financial Instruments [line items]
Financial liabilities, at fair value	$ (1,258,000)		$ (328,000)
Accrued and other liabilities [Member]
Disclosure Of Financial Instruments [line items]
Financial liabilities, at fair value	(389,000)		(473,000)
Loan payable [Member]
Disclosure Of Financial Instruments [line items]
Financial liabilities, at fair value	(12,417,000)		0
Financial assets at fair value through profit or loss, category [member] | Cash and cash equivalent [Member]
Disclosure Of Financial Instruments [line items]
Financial assets, at fair value	12,979,000		9,817,000
Financial assets at fair value through profit or loss, category [member] | Short-term investment [Member]
Disclosure Of Financial Instruments [line items]
Financial assets, at fair value	31,000		28,000
Financial assets at fair value through profit or loss, category [member] | Restricted cash [Member]
Disclosure Of Financial Instruments [line items]
Financial assets, at fair value	2,075,000		2,075,000
Loans and receivables, category [member] | Other receivables [Member]
Disclosure Of Financial Instruments [line items]
Financial assets, at fair value	$ 379,000		$ 199,000